INVESTMENTS IN REAL ESTATE (Details 2) (USD $)	1 Months Ended	12 Months Ended				12 Months Ended
	Mar. 31, 2012 First mortgage secured by condominium project located in Manhattan, New York	Dec. 31, 2012 First mortgage secured by condominium project located in Manhattan, New York	Dec. 31, 2011 First mortgage secured by condominium project located in Manhattan, New York	Dec. 31, 2005 Office property acquired in 2005 item	Dec. 31, 2013 Office property acquired in 2005	Dec. 31, 2006 Office property acquired in 2006	Dec. 31, 2013 Office property acquired in 2006	Dec. 31, 2013 Acquisition related expenses	Dec. 31, 2012 Acquisition related expenses	Dec. 31, 2011 Acquisition related expenses	Dec. 31, 2013 Foreclosure of hotel	Dec. 31, 2011 Foreclosure of residential condiminium
Investments in real estate
Purchase price				$ 120,800,000		$ 76,500,000
Cash consideration paid				41,000,000		42,300,000
Number of mortgage loans assumed				2
Value of mortgages loans assumed				79,800,000		34,200,000
Amount of equity investment in existing property owner				1,000,000		850,000
Loan to existing property owner				40,000,000		41,450,000
Ownership percentage					100.00%		100.00%
Interest income			1,382,000
Amount of funds held as escrow by the receiver collected	8,409,000	8,409,000
Fair values of assets acquired and liabilities assumed from acquisitions and hotel foreclosure
Land											15,662,000	30,612,000
Land improvements											436,000
Buildings and improvement											20,256,000	31,145,000
Furniture, fixtures, and equipment											2,481,000
Advance bookings											251,000
Working capital											1,014,000
Property tax abatement intangibles												4,273,000
Payable to seller												(1,050,000)
Seller financing and notes payable assumed												(20,000,000)
Note receivable											(40,100,000)
Net assets acquired												44,980,000
Acquisition-related costs			$ 3,219,000					$ 1,393,000	$ 632,000	$ 3,574,000